                                                     Registration Number 2-14290
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           (X)

                Post-Effective Amendment No. 54                             (X)

          and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

              Amendment No. 54                                              (X)

                        Mairs and Power Growth Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

================================================================================

                       W-1420 First National Bank Building
                              332 Minnesota Street
                             St. Paul, MN 55101-1363
               (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, Including Area Code: (651) 222-8478

================================================================================
                         George A. Mairs, III, President
                       W-1420 First National Bank Building
                              332 Minnesota Street
                             St. Paul, MN 55101-1363
                     (Name and Address of Agent for Service)

                                 with copies to:
                         Christopher C. Cleveland, Esq.
                             Briggs and Morgan, P.A.
                                 2400 IDS Center
                              Minneapolis, MN 55402

================================================================================
It is proposed that this filing will become effective (check appropriate box)

|_| immediately upon filing pursuant to paragraph (b)
|X| on April 26, 2001 pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(1)
|_| on (date) pursuant to paragraph (a)(1)
|_| 75 days after filing pursuant to paragraph (a)(2)
|_| on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:    Common Stock, $.01 par value per share

                                 MAIRS AND POWER
                                GROWTH FUND, INC.


PROSPECTUS
April 26, 2001

W-1420 FIRST NATIONAL BANK BLDG.
332 MINNESOTA STREET
ST. PAUL, MN  55101-1363
1-800-304-7404

OBJECTIVE
The objective of the Fund is to provide shareholders with a diversified holding of common stocks which appear to offer possibilities for long-term appreciation.

ADDITIONAL INFORMATION ABOUT THE FUND
This Prospectus, which should be kept for future reference, is designed to set forth the information you should know before you invest. A "Statement of Additional Information" dated April 26, 2001, contains more information about the Fund and has been filed with the Securities and Exchange Commission. It is incorporated by reference into this Prospectus. You may obtain a copy of the Statement without charge, by writing to the Fund or by calling our Customer Service Department at 1-800-304-7404.

FEES AND EXPENSES
The Fund is offered on a no-load basis, which means that you pay no sales charge for the purchase or sale of Fund shares and no 12b-1 marketing fees. You will, however, incur expenses for investment advisory, management, and administrative services, which are included in annual fund operating expenses.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

TABLE OF CONTENTS

Risk/Return Summary...........................................................1

   Investment Objective/Goals.................................................1

   Principal Investment Strategies............................................1

Principal Risks of Investing in the Fund......................................1

Bar Chart and Performance Table...............................................2

Fees and Expenses of the Fund.................................................3

Investment Objective and Policies and Related Risks...........................4

Management's Discussion of Fund Performance...................................5

Comparision Chart (Fund, S & P 500 Index and the Consumer Price Index)........6

Management of the Fund........................................................7

Types of Accounts.............................................................7

Determining Net Asset Value Per Share.........................................8

Purchasing Shares.............................................................9

   Wiring Instructions.......................................................10

Redeeming Shares.............................................................11

   Signature Guarantee Instructions..........................................12

Exchanging Shares............................................................13

Transferring Registration....................................................13

Income Dividends and Capital Gain Distributions..............................14

Taxes........................................................................14

Other Shareholder Services...................................................15

Condensed Financial Information..............................................17

Officers and Directors.......................................................18

5

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE/GOALS

The objective of the Fund is to provide shareholders with a diversified holding of common stocks which appear to offer possibilities for long-term appreciation.

PRINCIPAL INVESTMENT STRATEGIES

We expect that common stocks will continue to be the primary emphasis in the portfolio. Preference is given to holdings in high quality companies characterized by:

-        Earnings that are reasonably predictable.
-        Return on equity that is above average.
-        Market dominance.
-        Financial strength.

Because we believe that smaller capitalization companies provide somewhat higher returns over longer time frames, some emphasis is placed on companies that are generally located in the Upper Midwest region. These companies may be underowned by institutional investors.

The Fund seeks to:

-        Keep its assets reasonably fully invested at all times.
-        Maintain modest portfolio turnover rates.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

All investments have risks. Although the Fund cannot eliminate all risk, it seeks to moderate risk by investing in a diversified portfolio of equity securities. The Fund is designed for long-term investors. Shareholders should be prepared to accept fluctuations in portfolio value as the Fund seeks to achieve its investment objective. There can be no assurance, of course, that the Fund will achieve its objective.

Risks of investing in the Fund include:

- Adverse market conditions (the chance that stock prices in general will fall, sometimes suddenly and sharply).

- Volatility in the market prices of equity securities, which are generally subject to greater price fluctuations than prices of fixed income securities, such as bonds and other debt obligations.

-        Fluctuation in equity prices over the short-term due to:

         -        changing market conditions,

         -        interest rate fluctuations, and

         -        various economic and political factors.

-        Loss of money is a risk of investing in the Fund.

BAR CHART AND PERFORMANCE TABLE
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the Mairs and Power Growth Fund. The bar chart shows changes in the Fund's performance from year to year over a 10-year period. The table shows how the Fund's average annual returns for one, five and ten years compare to those of the S & P 500. The S & P 500 is a widely recognized, broad-based, unmanaged market index of common stock prices.

How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

1991    1992    1993    1994    1995    1996     1997    1998    1999    2000
42.0%   7.9%    12.9%   5.6%    49.3%   26.4%    28.7%   9.4%    7.2%    26.5%

         10 YEAR PERIOD SHOWN IN THE BAR CHART
         ---------------------------------------------- -----------------
         Highest Quarter  - March 31, 1991:                   + 23.7%
         ---------------------------------------------- -----------------
         Lowest Quarter  - September 30, 1998:                -13.2%
         ---------------------------------------------- -----------------


                        AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2000)
  --------------------------------------- --------------------- ---------------------- ---------------------

                                             Past One Year         Past Five Years        Past Ten Years
  --------------------------------------- --------------------- ---------------------- ---------------------
       Mairs and Power Growth Fund               +26.5%                +19.2%                 +20.7%
  --------------------------------------- --------------------- ---------------------- ---------------------
                S & P 500*                       -9.1%                 +18.3%                 +17.4%
  --------------------------------------- --------------------- ---------------------- ---------------------

* The S & P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                            SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

     Sales charge (load) imposed on purchases...................................................  None
     Deferred sales charge (load)...............................................................  None
     Sales charge (load) imposed on reinvested dividends and other distributions................  None
     Redemption fee.............................................................................  None
     Exchange fee...............................................................................  None

      ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                        FOR THE YEAR ENDED DECEMBER 31, 2000
                                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)
     Management fees............................................................................. 0.60%
     Distribution (12b-1) fees...................................................................  None
     Other expenses (transfer agent, custodian, accounting, legal, audit, etc.).................. 0.18%
                                                                                                  -----
     Total Annual Fund Operating Expenses........................................................ 0.78%

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that :
- You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.
-        Your investment has a 5% return each year.
-        The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


      1 YEAR              3 YEAR            5 YEAR           10 YEAR
-------------------- ----------------- ----------------- -----------------

        $80                $250              $435              $969

You would pay the following expenses if you did not redeem your shares:


      1 YEAR              3 YEAR            5 YEAR           10 YEAR
-------------------- ----------------- ----------------- -----------------

        $80                $250              $435              $969

Although these examples are based on actual expenses in the most recent year, they should not be considered a representation of past or future expenses because actual expenses in future years may be greater or less than those shown. Federal securities regulations require the example to assume an annual rate of return of 5%, but the actual return for the Fund may be more or less than 5%. These examples are for comparison only.

INVESTMENT OBJECTIVE AND POLICIES AND RELATED  RISKS
--------------------------------------------------------------------------------

This section takes a closer look at the investment objective and policies of the Fund and certain risks of investing in the Fund.

INVESTMENT OBJECTIVE AND POLICIES
The objective of the Fund is to provide shareholders with a diversified holding of common stocks which appear to offer the possibility for long-term appreciation.

The Fund intends to achieve its investment objective by giving preference to holdings in high quality companies. The companies the Fund seeks to invest in generally have the following characteristics:

-        Reasonably predictable earnings.
-        Above average return on equity.
-        Market dominance.
-        Financial strength.

Because we recognize that smaller capitalization companies provide somewhat higher returns over longer time frames, some emphasis is placed on small to medium sized companies, generally located in our Upper Midwest region. These companies may be underowned by institutional investors.

Our strategy is to purchase quality growth stocks at reasonable valuation levels. The intention is to hold these issues for relatively long periods of time to allow the power of compounding to build wealth for our shareholders. However, sales are made from time to time in response to such factors as changing fundamentals and excessive valuation.

Assets in the Fund will be reasonably fully invested at all times. Cash equivalent investments (money market funds and other short-term investments) may be held from time to time to provide liquidity to meet redemptions, act as a reserve for future purchases and to better enable the Fund to achieve its objective. Portfolio turnover is expected to be low when compared to other mutual funds. The Fund's portfolio turnover rates for the periods ending December 31, 2000, 1999 and 1998 were 15.34%, 5.55% and 2.04%, respectively.
During periods of changing economic, market and political conditions, there may be more portfolio changes than in more stable periods. A higher turnover rate could result in the realization of higher capital gains and losses.

A detailed description of the Fund's investment limitations is contained in the Statement of Additional Information. Such limitations are fundamental policies which means they cannot be changed without the approval of a majority of the Fund's shareholders, as defined in the Statement of Additional Information. The Fund will not invest in oil, gas or other mineral leases and real estate limited partnership interests.

RISKS
All investments have risks. Although the Fund cannot eliminate all risk, it seeks to moderate risk by investing in a diversified portfolio. Long-term investors, for whom the Fund is designed, should be prepared to accept fluctuations in portfolio value as the Fund seeks to achieve its investment objective. There can be no assurance, of course, that the Fund will achieve its objective. Loss of money is a risk of investing in the Fund.

MARKET CONDITIONS
The Fund is subject to the general risk of adverse market conditions for equity securities. The market prices of equity securities are generally subject to greater volatility than prices of fixed income securities, such as bonds and other debt obligations. Although equity securities have historically demonstrated long-term increases in value, their prices may fluctuate markedly over the short-term due to changing market conditions, interest rate fluctuations and various economic and political factors.

FUND MANAGEMENT
The Fund's performance depends on the active management by the investment adviser, Mairs and Power, Inc., in selecting and maintaining a portfolio of securities which will achieve the Fund's investment objective. The Fund could underperform compared to other Funds having similar investment objectives.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

2000 IN REVIEW

In 2000 the Mairs and Power Growth Fund registered a return of 26.5% which compares very favorably with a negative 9.1% for the Standard & Poor's 500 Stock Index and a negative 4.8% for the Dow Jones Industrial Average. The average mutual fund delivered a negative 4.5% return, according to fund tracker Lipper, Inc. Our strong performance reflected our long-standing concern for realistic stock valuations and our emphasis on well established companies with dominant and growing franchises within their respective industries. In both 1998 and 1999, stock market performance was driven by technology stocks that were trading at levels which we believed to be unsustainable. Therefore, we under-weighted that sector which caused our performance to lag the market indices in both of those years. However, the market underwent a major change in 2000 with technology stocks undergoing a substantial correction as investors once again returned to concern over justifiable valuation levels. Our very strong performance in 2000 more than offset our underperformance in the previous two years and resulted in a three year average annual return of 14.0% which exceeded that of both the Dow Jones Industrial Average and the Standard and Poor's 500. The Fund remains one of a small number of diversified funds to have outperformed the S & P 500 over the past decade.

The two market sectors which we have long over-weighted in our portfolio are Health Care and Financial Services. Both of these groups had very strong performance in 2000 and were the major factor in our strong performance. Gains from our best performing issues were St. Jude Medical (100%), Medtronic (66%), Pfizer (42%), Baxter (41%), T.C.F. Financial (79%), St. Paul Companies (61%) and Wells Fargo (38%). In addition, four of our portfolio companies were purchased for cash. Jostens and T.S.I. were purchased by private domestic investment firms while National Computer Systems and ReliaStar were bought by European publicly held companies. These cash buy-outs contributed about four percentage points to our return for the year, but also resulted in a larger than normal capital gain distribution. Our investment style emphasizes long-term holdings, which in turn characterizes us as a tax-efficient fund since we normally avoid burdening our taxable shareholders with large distributions. This will continue to be our practice. The buy-outs also reflect the broader point that the stocks of many small and mid-capitalization companies continue to appear undervalued and therefore become attractive either to private investors or to foreign companies that desire greater exposure to the U.S. economy.

--------------------------------------------------------------------------------
   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE FUND, S & P 500
                        INDEX, AND CONSUMER PRICE INDEX
--------------------------------------------------------------------------------

[CHART]

(Dollar amounts below are in thousands.)

                                                Year Ending
           1990     1991    1992    1993    1994    1995   1996    1997   1998  1999     2000
Fund        10     14.21   15.32   17.29   18.26   27.27   34.47  44.34  48.50  51.97   65.73
S & P       10     13.05   14.05   15.47   15.68   21.56   26.51  35.37  45.52  55.10   50.07
CPI         10     10.42   10.73   11.02   11.32   11.60   11.99  12.19  12.38  12.72   13.15

        AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2000)
  ------------------------------------- ----------- -------------- -------------
                                          1 Year       5 Years       10 Years
  ------------------------------------- ----------- -------------- -------------
     Mairs and Power Growth Fund          +26.5%       +19.2%         +20.7%
  ------------------------------------- ----------- -------------- -------------

    PAST INVESTMENT RESULTS SHOULD NOT BE TAKEN AS NECESSARILY REPRESENTATIVE OF FUTURE PERFORMANCE.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

The Board of Directors has overall responsibility for the Fund. The Fund employs Mairs and Power, Inc. as its investment adviser to manage the Fund's investment portfolio and certain other business affairs. Mairs and Power, Inc. is compensated by the Fund at the rate of one-twentieth of one percent of the Fund's month-end net asset value (0.6% annually), computed and paid each month. Mairs and Power, Inc. has managed mutual funds since 1958 and has provided investment counsel services since 1931. Mairs and Power, Inc. is located at W-1420 First National Bank Building, 332 Minnesota Street, St. Paul, Minnesota 55101-1363.

George A. Mairs, III, President of Mairs and Power, Inc. is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Mairs has been an officer and director of Mairs and Power, Inc. since 1961.

William B. Frels, Vice President and Treasurer of Mairs and Power, Inc., and manager of the Mairs and Power Balanced Fund, is co-manager of the Mairs and Power Growth Fund. Mr. Frels has been an officer and director of Mairs and Power, Inc. since July 1992.

Firstar Bank, N.A., 615 East Michigan Street, P. O. Box 701, Milwaukee, Wisconsin 53201-0701 acts as custodian for the Fund. Firstar controls all securities and cash for the Fund, receives and pays for securities purchased, delivers against payments for securities sold, receives and collects income from investments, makes all payments for Fund expenses and performs other administrative services. Firstar is not affiliated with the Fund or investment adviser.

Firstar Mutual Fund Services, LLC, a wholly owned subsidiary of Firstar Bank, N.A., serves as the Fund's transfer agent and dividend disbursing agent.

The Fund has adopted a Code of Ethics that restricts personal investing practices by the adviser's employees. The Code of Ethics is designed to ensure that the interest of the Fund's shareholders comes before the interests of the adviser who manages the Fund. The Code of Ethics is on file with the SEC.

TYPES OF ACCOUNTS
--------------------------------------------------------------------------------

The Fund offers several different types of accounts. You can use the Fund's regular purchase application form to establish the following types of accounts:

-        Accounts for one or more people (single or joint accounts).
- Accounts for minor children (UGMA/UTMA - Uniform Gifts/Transfers to Minors Act). Age of majority and other requirements are set by state law.
- Trust Accounts. These accounts may require pages of the trust document which name the individuals authorized to act.
- Third-Party Trustee Retirement Accounts (Firstar Bank, N.A. is not the custodian or trustee).
- Accounts opened for an organization such as a corporation, partnership or other entity. These accounts may require a corporate resolution or other document to name the individuals authorized to act.

The following types of Retirement Accounts can be established by using the Mairs and Power Growth Fund, Inc. IRA (Individual Retirement Account ) Application form:

-        Traditional IRA.
-        Roth IRA.
-        SEP-IRA (Simplified Employee Pension Plan Account).
-        SIMPLE IRA (Savings Incentive Match Plan for Employees Account).

Firstar Bank, N.A. is the custodian and trustee for the above retirement accounts. There is a $12.50 annual custodial fee per account (up to a maximum of two accounts) for these types of retirement accounts. This fee will be automatically charged to your account(s) if not received by the announced due date, usually the last week of September. For further information on retirement accounts, please ask for the Individual Retirement Account Disclosure Statement & Custodial Account Agreement. You may also call Customer Service at 1-800-304-7404 to ask questions about investing for retirement.

DETERMINING NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------

The Fund's share price, also called its net asset value or NAV, is calculated once daily, after the close of trading on the New York Stock Exchange (the "Exchange"), generally 3:00 p.m., Central Time, on each day the Exchange is open for trading. As a result, shares of the Fund will not be priced on the days which the Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is calculated by adding up the total assets of the Fund, subtracting all of its liabilities, or debts, and then dividing by the total number of Fund shares outstanding:

Net Asset Value =    Total Assets - Liabilities
                 -----------------------------------
                   Number of Shares Outstanding

Security valuations for fund investments are furnished by independent pricing services that have been approved by the Board of Directors. Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. For securities where quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the adviser, Mairs and Power, Inc.

PURCHASING SHARES
--------------------------------------------------------------------------------

You may purchase shares of the Fund directly through the Fund's transfer agent, Firstar Mutual Fund Services, LLC. The price you pay per share will be the NAV computed after the close of trading on the Exchange, generally 3:00 p.m. Central Time. (SEE "DETERMINING NET ASSET VALUE PER SHARE" ON PAGE 8) Your purchase will have no sales charge or marketing fees included in the price of the Fund shares. Purchase orders received on a day the Exchange is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day. Purchase orders received after the close of trading on a day the Exchange is open for trading will be valued as of the close of trading on the next day the Exchange is open.

The Fund cannot accept orders that request a particular day or price for your transaction or any other special conditions.

An initial purchase must be for at least $2,500 ($1,000 for an IRA account) and each subsequent purchase must be for at least $100, although the Fund reserves the right to waive or change these minimums at its discretion. All applications to purchase shares are subject to acceptance or rejection by authorized officers of the Fund and are not binding until accepted. Applications will not be accepted unless accompanied by payment in U.S. funds.

Payment should be made by check drawn on a U.S. bank, savings and loan, or credit union, or sent by wire transfer. Checks should be made payable to "Mairs and Power Growth Fund". The Fund will not accept payment in cash. Also, to prevent check fraud, the Fund will not accept third party checks for the purchase of shares. If your payment is not received or if you pay with a check that does not clear, your purchase will be canceled.

The Fund reserves the right to reject applications for the following reasons:

-        Applications received without payment.
- If your payment is made by check that does not clear, your purchase will be canceled. A $25 fee will be charged by the transfer agent against your account for any payment check returned for insufficient funds. If any loss is sustained by the Fund, this loss will also be charged against your account.
-        Applications that would be considered disadvantageous to shareholders.
-        Individuals who previously tried to purchase shares with a bad check.
- Individuals who omit their social security number or tax identification number, or applications which do not include a certified social security or tax identification number.

If you do not have a social security number, you should indicate on the purchase application form that an application to obtain a number is pending. The Fund's transfer agent may be required to withhold federal income tax at a rate of 31% (backup withholding) from dividend payments, distributions, and redemption proceeds if you fail to submit your social security or tax identification number. To submit a social security number after an initial purchase has been made, complete Form W-9 and mail to: Mairs and Power Growth Fund, Inc., Firstar Mutual Fund Services, LLC, P. O. Box 701, Milwaukee, WI 53201-0701.

The Fund and its agents reserve the right to cancel or rescind any purchase if:

- An account has engaged in excessive trading or fraud. Notice will be given to the shareholder within five business days of the trade to freeze the account and temporarily suspend services.

- Notice has been received of a dispute between the registered or beneficial account owners.

-        There is reason to believe that the transaction is fraudulent.

-        Instructions are received and are believed not to be genuine.


Stock certificates will not ordinarily be issued to you unless you make a request for a certificate in writing. The Fund will invest the entire dollar amount of your purchase order in full and fractional shares. Income dividends and capital gain distributions will be reinvested for you in additional full and fractional shares unless you request that income dividends and/or capital gain distributions are to be paid in cash.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Deposit in the mail or with such other services, or receipt at the transfer agent's post office box, of purchase applications does not constitute receipt by the transfer agent or the Fund.

                               WIRING INSTRUCTIONS

      You should use the following instructions when wiring funds for the purchase of Fund shares. IMPORTANT: Prior to wiring any funds, you must notify Firstar Mutual Fund Services, LLC at 1-800-304-7404 that the wire will be sent and to verify the proper wiring instructions so that the wire is properly applied when received. If you are making an initial investment by wire transfer, you must first complete an Account Application Form and mail it to the Fund. No account services will be established until the complete application has been received by the Fund. IRA accounts cannot be opened by wire transfer.

WIRE TO:
Firstar Bank, N.A.
ABA Number 075000022


CREDIT TO:
Firstar Mutual Fund Services, LLC
Account 112-952-137


FURTHER CREDIT:
Mairs and Power Growth Fund, Inc.
[Shareholder Account Number]
[Shareholder Name/Registration]


MAILING ADDRESS


Mairs and Power Growth Fund, Inc.
Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

EXPRESS, CERTIFIED OR REGISTERED MAIL
Purchase orders, redemption requests or
correspondence mailed by overnight
courier should be sent to the Fund at:

Mairs and Power Growth Fund, Inc.
Firstar Mutual Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202-5207

REDEEMING SHARES
--------------------------------------------------------------------------------

You may redeem for cash all or a portion of your shares in the Fund by instructing Firstar Mutual Fund Services, LLC, the Fund's transfer agent, at its office in Milwaukee, Wisconsin.

IMPORTANT NOTE: YOUR INSTRUCTION FOR REDEMPTION MUST BE IN WRITING. THE FUND DOES NOT OFFER TELEPHONE REDEMPTIONS.

Your shares will be redeemed at the NAV computed after the receipt of an acceptable redemption request by the Fund. The price you receive for your redemption of shares will be the NAV computed after the close of trading on the Exchange on that day, generally 3:00 p.m. Central Time. If your request for redemption of shares is received after the close of trading on that day, your redemption request will be valued as of the close of trading on the next day the Exchange is open. Your redemption request must be in "good order" before your proceeds can be released. This means the following will be required:

- A letter of instruction or a stock assignment signed by all owners of the shares EXACTLY as their names appear in the Fund's shareholder records. You must specify the account number, the number of shares or dollar amount to be redeemed. If certificates have been issued representing shares to be redeemed, they must accompany the letter.

- A guarantee of the signature of each owner for redemption requests greater than $25,000. Redemption requests less than $25,000 do not require a signature guarantee. However, in order to comply with the signature guarantee limitation level, the Fund will not accept multiple redemption requests for less than $25,000 on the same day. (SEE "SIGNATURE GUARANTEE INSTRUCTIONS" ON PAGE 12.)

- In the case of estates, trusts, guardianships, custodianships, corporations and pension and profit-sharing plans, other supporting legal documents may be required.

- A guarantee of the signature of each owner if the address of record has been changed within the 15 days preceding any redemption. (SEE "SIGNATURE GUARANTEE INSTRUCTIONS" ON PAGE 12.)

- If your redemption request is from an IRA or other retirement plan, you must indicate on the redemption request whether or not to withhold federal income tax. If you fail to indicate an election not to have tax withheld, you will be subject to withholding.

- If your redemption request included exchanging shares, see "EXCHANGING SHARES" ON PAGE 13.

If the proceeds of any redemption are requested to be made payable to or sent to an address other than the address of record, the signature(s) on the request must be guaranteed by an eligible signature guarantor. (SEE "SIGNATURE GUARANTEE INSTRUCTIONS" PAGE 12.)

If any portion of the shares you are redeeming represent an investment made by check, we may delay the payment of the redemption proceeds until our transfer agent is reasonably satisfied that your check has been collected. This may take up to 12 days from the purchase date.

We will mail your payment to you for the shares you are redeeming typically within one or two business days. The payment will be mailed no later than the seventh business day after the redemption request is received by the transfer agent or within such shorter period as may legally be required. The redemption request must be in good order as stated above. If you wish not to receive your proceeds by mail, the following methods for redemption are also available:

- Proceeds may be received by wire transfer. A $12 wire fee will be applied. If you choose this method, you must attach a written request with your signature guaranteed. (SEE "SIGNATURE GUARANTEE INSTRUCTIONS" BELOW. ALSO SEE "WIRING INSTRUCTIONS" ON PAGE 10.)

- Redemption proceeds may also be received by your bank via electronic transfer through the Automated Clearing House ("ACH") network. You can elect this option by writing to the Fund. You must attach a voided check or deposit slip to your written request. If money is moved by ACH transfer, you will not be charged by the Fund's transfer agent for these services. There is a $100 minimum per ACH transfer.


================================================================================
                        SIGNATURE GUARANTEE INSTRUCTIONS

A signature guarantee must be obtained from an eligible signature guarantor such as a U.S. commercial bank, trust company or a broker who is a member of the New York Stock Exchange.

You may need to have your signature guaranteed in certain situations such as:

/=/      Redeeming an amount greater than $25,000.

/=/ Redeeming shares in your account after changing your address of record in the last 15 days.

/=/ Sending to or making redemption proceeds payable to any person, address or bank account other than that on record.

/=/      Requesting to wire redemption proceeds.

/=/ Transferring shares from your account to another person or legal entity, or changing the name(s) on your account.

THE FUND CANNOT ACCEPT GUARANTEES FROM NOTARIES PUBLIC OR ORGANIZATIONS THAT DO NOT PROVIDE REIMBURSEMENT IN THE CASE OF FRAUD.
================================================================================


The Fund's transfer agent may be required to withhold federal income tax at a rate of 31% (backup withholding) from dividend payments, distributions, and redemption proceeds if you fail to submit your social security or tax identification number. To submit a social security number after an initial purchase has been made, complete Form W-9 and mail to: Mairs and Power Growth Fund, Inc., Firstar Mutual Fund Services, LLC, P. O. Box 701, Milwaukee, WI 53201-0701.

No interest will accrue on amounts represented by uncashed redemption checks. The Fund reserves the right to close any non-IRA account in which the balance falls below the minimum initial investment.

The right of redemption may be suspended or the date of payment may be postponed as follows:

- During weekend or holiday closings, or when trading is restricted as determined by the Securities and Exchange Commission ("SEC").

- During any period when an emergency exists as determined by the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to fairly determine the value of its net assets.

-        For such a period as the SEC may permit.

If the post office cannot deliver your check, or if your check remains uncashed for six months, the Fund reserves the right to reinvest your redemption proceeds in your account at the current NAV.

In the event of a redemption of shares, or an exchange of shares for shares of the Mairs and Power Balanced Fund, the transaction will be treated as a sale of the Fund's shares and any gain (or loss) on the transaction may be reportable as a gain (or loss) on your federal income tax return.

Once your redemption order is received and accepted by the Fund, you may not revoke or cancel it. The redemption value may be worth more or less than the price originally paid for the shares, and you may realize a gain or loss on redemption.

If you have additional questions regarding the redemption procedure, you should contact the Fund's transfer agent at 1-800-304-7404.

EXCHANGING SHARES
--------------------------------------------------------------------------------

You may exchange shares between the Fund and the Mairs and Power Balanced Fund. An exchange is treated as a redemption and a purchase, and therefore, you may realize a taxable gain or loss. You should read the current prospectus for the Mairs and Power Balanced Fund before the exchange is made.

There is a $1,000 minimum for all exchanges. If a new account is being opened by exchange, the minimum investment requirements must be met.

After the exchange, the account from which the exchange is made must have a remaining balance of at least $2,500 ($1,000 for an IRA account) in order to remain open. The Fund reserves the right to terminate or materially modify the exchange privilege upon 60 days' advance notice to shareholders.

Your exchange request must be in writing and signed by all registered account holders. You may download an Exchange Request form from the Mairs and Power Funds' website.

TRANSFERRING REGISTRATION
--------------------------------------------------------------------------------

If you request a change in your account registration -- such as changing the name(s) on your account, or transferring your shares to another person or legal entity -- you must submit your request in writing. A signature guarantee is required. (SEE "SIGNATURE GUARANTEE INSTRUCTIONS" ON PAGE 12.) Please call our transfer agent, Firstar Mutual Fund Services, LLC at 1-800-304-7404 for full instructions.

INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends and capital gain distributions are reinvested in additional Fund shares in your account unless you select another option on your Account Application form. The advantage of reinvesting distributions is that you receive dividends and capital gains on an increasing number of shares. This is known as compounding. A capital gain or loss is the difference between the purchase and sale price of a security.

If you are investing in an account that is not tax deferred, it may be advantageous to buy shares after the Fund makes its capital gain distribution. If you buy shares before the capital gain distribution, it can cost you money in taxes. To avoid this situation, check with the Fund for its capital gain distribution date.

The Fund distributes all of its net investment income to its shareholders in the form of semi-annual dividends. The dividend payments are normally made in June and December. If a capital gain is realized, the Fund will distribute it near year-end in the year in which such gains are realized.

Dividends and capital gains which are not reinvested by you are paid to you by check or transmitted to your bank account via the ACH network. If the post office cannot deliver your check, or if your check remains uncashed for six months, your distribution option will be changed to reinvestment. Your distribution check will be reinvested into your account at the Fund's current NAV. All subsequent distributions will be reinvested in shares of the Fund. No interest will accrue on the amount represented by uncashed distribution checks.

TAXES
--------------------------------------------------------------------------------

The Fund intends to comply, as it did in 2000, with the special provisions of Subchapter M of the Internal Revenue Code that relieve it from federal income tax on net investment income and capital gains currently distributed to shareholders. The Internal Revenue Code requires all regulated investment companies to pay a nondeductible 4% excise tax if less than 98% of ordinary income and 98% of capital gains are paid out to shareholders during the year in which they are earned or realized. The Fund intends to distribute income and capital gains in such a manner as to avoid this excise tax.

As a shareholder you will be subject to federal income tax at ordinary rates on the distribution of dividend income. Short-term capital gains, if any, are also subject to federal income tax at ordinary rates. Distributions of net long-term capital gains are taxable to you as long-term capital gain regardless of the length of time you have held your shares of the Fund. Long-term capital gains are subject to 10% (for investors in the 15% tax bracket) or 20% (for investors in the 28% tax bracket or higher) tax rates.

NOTE: The Fund's distribution of dividends and capital gains, whether you received them in cash or reinvested them in additional shares of the Fund, may be subject to federal and state income taxes.

In January, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you during the previous year. This information is also reported to the IRS. Distributions may also be subject to state and local taxes. A portion of the Fund's ordinary dividends should be eligible for the 70% deduction for dividends received by corporations.

The Fund's dividends and distributions are paid on a per share basis. When the dividend and capital gain payments are made, the value of each share will be reduced by the amount of the payment. If you purchase shares shortly before the payment of a dividend or a capital gain distribution, you will pay the full price for theshares and then receive some portion of the price back as a taxable dividend or capital gain.

The above statements are a general summary of current federal income tax law regarding the Fund. You should consult with your own tax adviser regarding federal, state and local tax consequences of an investment in the Fund.

OTHER SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

The following reports will be sent to you as a shareholder:

- CONFIRMATION STATEMENTS You will be sent a confirmation statement each time you buy or sell Fund shares. Semi-annual and annual confirmation statements will also be sent to you detailing the income dividend and capital gain distributions made by the Fund. The trade date and amount of your transaction will be confirmed. The confirmation will also show the market value of your account at the close of the statement period.

- FUND FINANCIAL REPORTS Quarterly and Annual Reports will be mailed to you in February, May, August and November. These reports include the performance of the Fund, a report from the Fund adviser, as well as a listing of the Fund's holdings and other financial statements. Note: To reduce Fund expenses, the Fund attempts to identify related shareholders within a household and send only one copy of a financial report.

- TAX STATEMENTS Tax statements will generally be mailed in January and report to you the previous year's dividend and capital gain distributions (1099-DIV), proceeds from the sale of shares (1099-B), and distributions from IRAs or other retirement accounts (1099-R).

AVERAGE COST STATEMENTS Average cost statements will be mailed by February 15, 2002 to you if:
a)       You redeemed shares from a non IRA account in 2001,
b)       you received a 1099-B, and
c)       you opened your account after January 1, 1996.

The statement will show all redemptions reportable for the current tax year and the average cost per share. The purpose of this statement is to provide help to you with the preparation of your tax return. This information is not reported to the IRS and you do not have to use it. You may calculate the cost basis using other methods acceptable to the IRS.

There are certain situations, such as a change of registration or transfer of shares, that may prevent you from receiving a cost basis statement. Please contact Firstar Mutual Fund Services, LLC to inquire about your specific account. If your account was opened prior to January 1, 1996, please call the Fund to request an average cost statement.

The following services are available to you as a shareholder:

-        REINVESTMENT PLAN
         Dividend and capital gain distributions may be reinvested as additional shares of the Fund.

-        AUTOMATED TELEPHONE SERVICES
         Fund and shareholder account information is available 24 hours per day, seven days a week. You may obtain share prices and price changes for the Fund, your account balance and last two transactions, dividend distribution information, and account statement.

-        FUND WEB SITE:
         www.mairsandpower.com The following information is available on the web site:

         -        An overview of Mairs and Power, Inc.
         -        Investment style of Mairs and Power Funds
         -        Fund managers and directors
         -        Daily Fund prices
         -        Current market summaries
         -        Fund information
         -        Fund facts
         -        Distribution and tax information
         -        Fund prospectus and reports
         -        Fund forms and applications
         -        Contact information.

-        AUTOMATIC INVESTMENT PLAN (AIP)
         You may make regular monthly or quarterly investments of $100 or more through automatic deductions from your bank account. Please note that if your bank account falls below your AIP designated amount, a $25 fee will be charged to your account.

         This option is available for taxable as well as non-taxable (IRA) accounts. To be eligible for using the AIP for an IRA account, you must have earned income. Purchases made in this manner will be applied as current year purchases. To avoid excess contributions into an IRA, please call the Fund at least four days in advance to stop the AIP.

         To request an Automatic Investment Plan application form, please write or call the Fund at 1-800-304-7404, or download an AIP form from the Mairs and Power Funds' website.

-        SYSTEMATIC WITHDRAWAL PLAN (SWP)
         If you own $10,000 or more of our Fund's shares, you may arrange to have monthly or quarterly withdrawals of cash by sending a systematic withdrawal request to the Fund. Shares are redeemed from your account to meet the designated payments. You may terminate the withdrawal plan at any time by writing to the Fund.

--------------------------------------------------------------------------------

MAILING ADDRESS
The following mailing address should be used for all written shareholder communications:

Mairs and Power Growth Fund, Inc.
Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701

EXPRESS, CERTIFIED OR REGISTERED MAIL
Purchase orders, redemption requests or correspondence mailed by overnight courier should be sent to the Fund at:

Mairs and Power Growth Fund, Inc.
Firstar Mutual Fund Services, LLC
615 East Michigan Street,  3rd Floor
Milwaukee, WI  53202-5207

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The following table shows certain important financial information which may help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total investment returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, independent auditors. The financial statements and auditors' report may be found in the Fund's most recent annual report, which you may obtain, without charge, by writing to or calling the Fund at the number listed on the front of this Prospectus.


                              FINANCIAL HIGHLIGHTS
                 (SELECTED PER SHARE DATA AND RATIOS -- FOR EACH
                  SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT
                                  EACH PERIOD)

                                                                   YEAR ENDED DECEMBER 31
                                                   2000        1999         1998         1997         1996
                                                ----------- ------------ ------------ ------------ -----------
PER SHARE
Net asset value, beginning of year              $ 92.91     $ 92.68      $ 86.67       $ 69.48     $ 56.64
Investment operations:
   Net Investment Income                           1.09        0.85         0.86 *        1.03        0.75
   Net realized and unrealized gains
      (losses) on investment                      23.55        5.79         7.23         18.85       14.19
                                                  -----        ----         ----         -----       -----
Total from investment operations                  24.64        6.64         8.09         19.88       14.94

Less distributions:
   Dividends (from net investment income)         (1.09)      (0.93)       (0.72)        (1.00)      (0.71)
   Distributions (from capital gains)             (9.64)      (5.48)       (1.36)        (1.69)      (1.39)
                                                  ------      ------       ------       ------       ------

TOTAL DISTRIBUTIONS                              (10.73)      (6.41)       (2.08)        (2.69)      (2.10)
                                                 -------      ------       ------        ------      ------

NET ASSET VALUE, END OF YEAR                    $106.82     $ 92.91      $ 92.68       $ 86.67     $ 69.48
                                                 =======      =======      =======      =======     =======

TOTAL INVESTMENT RETURN                           26.5%        7.2%         9.4%         28.7%       26.4%
                                                  =====        ====         ====         =====       =====

----------------------------------------------- ----------- ------------ ------------ ------------ -----------
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (000's omitted)       $581,668    $546,836     $580,461     $412,591     $150,162
   Ratio of expenses to average net assets         0.78%       0.79%        0.82%        0.84%       0.89%
   Ratio of net investment income
        to average net assets                      1.06%       0.83%        0.97%        0.98%       1.18%
   Portfolio turnover rate                        15.34%       5.55%        2.04%        5.07%       3.19%
----------------------------------------------- ----------- ------------ ------------ ------------ -----------

* In 1998, net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

                             OFFICERS AND DIRECTORS

       George A. Mairs, III..............................President and Director
       William B. Frels..................................Secretary and Director
       Peter G. Robb................................Vice-President and Director
       Lisa J. Hartzell...............................................Treasurer
       Norbert J. Conzemius............................................Director
       Charlton Dietz..................................................Director
       Donald E. Garretson.............................................Director
       J. Thomas Simonet...............................................Director

       ===================================== ===================================
       INVESTMENT ADVISER                    TRANSFER AGENT
       Mairs and Power, Inc.                 (REGULAR MAIL ADDRESS)
       W-1420 First National Bank Building   Firstar Mutual Fund Services, LLC
       332 Minnesota Street                  615 East Michigan Street
       Saint Paul, Minnesota 55101           P. O. Box 701
                                             Milwaukee, Wisconsin 53201-0701
       CUSTODIAN
       Firstar Bank, N.A.                    (OVERNIGHT OR EXPRESS MAIL
       615 East Michigan Street              ADDRESS)
       P.O. Box 701                          Firstar Mutual Fund Services, LLC
       Milwaukee, Wisconsin  53201           3rd Floor
                                             615 East Michigan Street
       INDEPENDENT AUDITORS                  Milwaukee, Wisconsin 53202
       Ernst & Young, LLP
       1400 Pillsbury Center                 SHAREHOLDER ACCOUNT INFORMATION
       200 South Sixth Street                AND INQUIRIES
       Minneapolis, Minnesota  55402         1-800-304-7404

       ===================================== ===================================

       THE FOLLOWING INFORMATION ON THE FUND IS AVAILABLE FREE UPON REQUEST BY CONTACTING THE FUND AT 1-800-304-7404, OR VIA THE INTERNET AT www.mairsandpower.com:

- ANNUAL AND QUARTERLY REPORTS, WHICH DESCRIBE THE FUND'S PERFORMANCE AND LIST ITS PORTFOLIO HOLDINGS.

- STATEMENT OF ADDITIONAL INFORMATION (SAI), WHICH PROVIDES MORE DETAILS ABOUT THE FUND AND ITS INVESTMENT POLICIES AND RESTRICTIONS.

ADDITIONAL INFORMATION:

- DOCUMENTS FILED BY THE FUND WITH THE SEC ARE AVAILABLE ON THE SEC'S INTERNET SITE AT http://www.sec.gov, WHERE THEY ARE LISTED UNDER "MAIRS AND POWER GROWTH FUND, INC."

- INFORMATION ABOUT THE FUND, INCLUDING THE SAI, CAN ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. YOU CAN ALSO OBTAIN COPIES BY MAILING YOUR REQUEST AND A DUPLICATING FEE TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, DC 20549-0102, OR BY PAYING A DUPLICATING FEE AND SENDING A REQUEST BY EMAIL TO: publicinfo@sec.gov.. INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM IS AVAILABLE BY CALLING THE SEC AT 1-202-942-8090.

-        THE FUND'S INVESTMENT COMPANY ACT FILE NUMBER IS 811-802.

                        MAIRS AND POWER GROWTH FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                              Dated April 26, 2001

     Mairs and Power Growth Fund, Inc. (the "Fund") is a no-load mutual fund. The objective of the Fund is to provide shareholders with a diversified holding of common stocks which appear to offer possibilities for long-term appreciation.

     This Statement of Additional Information is not a prospectus, but contains information in addition to what is contained in the Fund's Prospectus. It should be read in conjunction with the Prospectus, dated April 26, 2001, which has been filed with the Securities and Exchange Commission. The Fund's Prospectus and most recent annual financial statement may be obtained, without charge, by writing the Fund or calling our Customer Service Department at 1-800-304-7404, or by visiting our website at www.mairsandpower.com. Certain portions of the Prospectus have been incorporated by reference into this Statement of Additional Information, as noted herein. The address of the Fund is Mairs and Power Growth Fund, c/o Firstar Mutual Fund Services, LLC, P. O. Box 701, Milwaukee, WI 53201-0701.

                              TABLE OF CONTENTS                            Page


The Fund......................................................................2

Investment Objective and Policies.............................................2

Investment Limitations........................................................2

Portfolio Turnover............................................................3

Principal Holders of Securities...............................................3

Officers and Directors........................................................4

Investment Adviser............................................................5

Transfer Agent and Custodian..................................................6

Independent Accountant........................................................6

Brokerage Allocation and Other Practices......................................6

Purchasing and Redeeming Shares...............................................7

Taxation......................................................................7

Principal Underwriter.........................................................7

Calculation of Performance Data...............................................7

Financial Statements..........................................................8

THE FUND

     The Fund is an open-ended, diversified management company which was incorporated in Minnesota in 1958. The Fund has authorized capital stock of 25,000,000 shares, $0.01 par value per share. Each share entitles the shareholder to one vote at all meetings of Fund shareholders. Shareholders will participate equally in dividends and capital gains distributions declared by the Fund for each share owned. Fund shares are transferable without restrictions and are redeemable at net asset value. The Fund is not required to hold annual meetings of shareholders until such times as substantial changes are proposed in either the governance or the policies of the Fund.

INVESTMENT OBJECTIVE AND POLICIES

     As discussed in "Investment Objective and Policies" in the Fund's Prospectus, the objective of the Fund is to provide shareholders with a diversified holding of common stocks which appear to offer possibilities for long-term appreciation.

INVESTMENT LIMITATIONS

     The Fund is subject to the following restrictions which may not be changed without the approval of the holders of a majority of the Fund's outstanding shares. The vote of a majority of the outstanding shares means the vote, at an annual or a special meeting of the shareholders representing (a) 67% or more of the voting shares present at such meeting, if the holders of more than 50% of the outstanding voting shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting shares of the Fund, whichever is less.

The Fund may not:

     (1) Purchase securities of any issuer if as a result, (a) more than 5% of the value of the total assets of the Fund would then be invested in the securities of a single issuer (other than U.S. Government obligations), or (b) more than 10% of any class of securities, or more than 10% of the outstanding voting securities, of the issuer would then be held by the Fund;

     (2) Purchase securities of other investment companies if as a result more than 5% of the Fund's total assets would then be (a) invested in the securities of that investment company, or (b) more than 10% of the Fund's assets would then be invested in securities of all investment companies;

     (3)  Concentrate more than 20% of its investments in a particular industry;

     (4) Purchase or sell real estate, real estate investment trusts, or other interests in real estate which are not readily marketable;

     (5)  Write, purchase or sell puts, calls, or combinations thereof;

     (6) Make loans (although it may acquire portions of an issuer's publicly distributed securities);

     (7)  Purchase securities on margin or sell short;

     (8) Borrow money, except that the Fund may borrow from banks up to 5% of its total assets to pay capital gain distributions, to pay income dividends, or to relieve an extraordinary or emergency situation, but not for investment purposes;

     (9) Mortgage, pledge, hypothecate, or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund;

     (10) Participate on a joint or a joint and several basis in any trading account in securities;

     (11) Invest in companies for the purpose of exercising control of management;

     (12) Act as an underwriter of securities of other issuers;

     (13) Purchase or retain the securities of any issuer if officers and directors of the Fund or its investment adviser who own individually more than one-half of one percent of the securities of such issuer, together own more than 5% of the securities of such issuer;

     (14) Purchase or sell commodities or commodity contracts in the ordinary course of its business; or

     (15) Purchase or sell "restricted securities" in such a way as to become an "underwriter" within the meaning of that term as used in the Securities Act of 1933.

PORTFOLIO TURNOVER

     The annual portfolio turnover rate for the Fund was 15.34% for the year ended December 31, 2000 and 5.55% for the year ended December 31, 1999. The Fund has not placed any limit on its rate of portfolio turnover and securities may be sold without regard to the time they have been held when in the opinion of the investment adviser, Mairs and Power, Inc., investment considerations warrant such action. Portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of securities with maturities of one year or less at the time the Fund acquired them) by the monthly average value of the securities in the Fund's portfolio during the year.

PRINCIPAL HOLDERS OF SECURITIES

     As of March 31, 2001, there were no shareholder who held more than 5% of the Fund's outstanding shares.

OFFICERS AND DIRECTORS

     The officers and directors of the Fund and their principal occupations for the last five years are set forth below. Unless otherwise noted, the address for each Director and Officer is 332 Minnesota Street, W-1420 First National Bank Bldg., St. Paul, MN 55101-1363.

                                              Position(s) Held                  Principal Occupation(s)
Name, Address and Age                         With Registrant                   During Past Five Years
-----------------------------                 --------------------------        ----------------------------------------------------
George A. Mairs, III, * 72                    President and Director            President of the Investment Adviser

William B. Frels, * 61                        Secretary and Director            Vice President and Treasurer of the
                                                                                Investment Adviser

Peter G. Robb, * 52                           Vice President and Director       Vice President and Secretary of the
                                                                                Investment Adviser

Lisa J. Hartzell, 56                          Treasurer                         Manager of Mutual Fund Services of the
                                                                                Investment Adviser

Norbert J. Conzemius, 59                      Director                          Retired Chief Executive Officer, Road
121 Wildwood Avenue                                                             Rescue Incorporated
Birchwood, MN  55110

Charlton Dietz, 70                            Director                          Retired Senior Vice President, Legal
3050 Minnesota World Trade Center                                               Affairs and General Counsel, Minnesota
30 Seventh Street East                                                          Mining and Manufacturing Company
St. Paul, MN  55101

Donald E. Garretson, 79                       Director                          Retired Vice President, Minnesota Mining
1146 Ivy Hill Drive                                                             and Manufacturing Company
Mendota Heights, MN  55118

J. Thomas Simonet, 74                         Director                          Retired Chief Executive Officer,
315 Stonebridge Boulevard                                                       U.S. Bank Trust National Association
St. Paul, MN  55105                                                             (formerly First Trust National
                                                                                Association)

* Interested person of the Fund, as defined in the Investment Company Act of 1940.

     All of the above listed persons serve in the same officer and/or director capacities with Mairs and Power Balanced Fund, Inc., an open-end investment company which also retains Mairs and Power, Inc. as its investment adviser, except that Mr. Frels is President and Mr. Mairs is Secretary of that fund.

     The Fund's Board of Directors oversees Fund operations and performs duties required by applicable state and federal law.

     The Fund's non-interested directors are members of the Audit Committee, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the annual audit. The Fund does not pay any remuneration to its Officers and Directors other than fees to Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Fund's investment adviser, which fees totaled $81,900 in 2000. As of March 31, 2001, the Directors and Officers of the Fund, as a group, and their spouses and minor children beneficially owned 42,857 shares, or 0.8% of the Fund.

     The Fund and its adviser have adopted codes of ethics under Rule 17j-1 of the Investment Company Act. These codes of ethics permit personnel subject to the codes to invest in securities including securities that may be purchased or held by the Fund. However, the code of ethics have been designed to ensure that the interest of the Fund's shareholders comes before the interest of the adviser who manages the Fund. The codes contain restrictions on personal investing practices.

INVESTMENT ADVISER

     Mairs and Power, Inc. a Minnesota corporation, is the investment adviser of the Fund. Mairs and Power, Inc. shareholders, along with their percentage ownership positions in Mairs and Power, Inc., are listed below. Except for Mr. Butler, each shareholder is an officer and director of the Fund.

                           George A. Mairs, III               40.3%
                           William B. Frels                   35.4%
                           Peter G. Robb                      23.6%
                           John K. Butler                      0.7%

     Mairs and Power, Inc. has served as an investment advisory firm since 1931 and has furnished continuous investment supervision to the Fund since 1958. Mairs and Power, Inc. currently provides similar services to one other mutual fund, Mairs and Power Balanced Fund, Inc., the net assets of which as of December 31, 2000 were $41,369,866.

     Mairs and Power, Inc. serves as investment adviser to the Fund under the terms of an Investment Advisory Agreement dated March 21, 1972, as amended May 17, 1982. The Investment Advisory Agreement must be approved annually by the Board of Directors of the Fund, including a majority of those directors who are not parties to such contract or "interested persons" of any such party as defined in the Investment Company Act of 1940, by vote cast in person at a meeting called for such purpose. The Agreement may be terminated at any time, without penalty, on 60 days' written notice by the Fund's Board of Directors, by the holders of a majority of the Fund's outstanding voting shares or by the Investment Adviser. The Agreement automatically terminates in the event of its assignment (as defined in the Investment Company Act of 1940 and the rules thereunder). Mairs and Power, Inc. conducts investment research and supervises investment accounts for individuals, trusts, pension and profit sharing funds, charitable and educational institutions. It is not a broker and does not sell securities.

     As compensation for its services to the Fund, the investment adviser receives monthly compensation at an annual rate of 0.60% of the net asset value of the Fund on the last valuation day of the month. The ratio of the management fee to average net assets in 2000 was 0.6%; the ratio of total expenses to average net assets was 0.78%.

     Advisory fees paid by the Fund to Mairs and Power, Inc. amounted to $3,068,403 in 2000, $3,375,441 in 1999, and $3,112,094 in 1998. Under the terms of the Investment Advisory Agreement, the investment adviser agrees to render research, statistical and advisory services to the Fund, pay for office rental, executive salaries and executive expenses and pay all expenses related to the distribution and sale of Fund shares. All other expenses, such as brokerage commissions, fees charged by the Securities and Exchange Commission, custodian and transfer agent fees, legal and auditing fees, directors fees, taxes, premiums on fidelity bonds, supplies, and all other miscellaneous expenses are borne by the Fund.

TRANSFER AGENT AND CUSTODIAN

     Firstar Mutual Fund Services, LLC (Firstar), 615 East Michigan Street, P.
O. Box 701, Milwaukee, Wisconsin 53201-0701 acts as the Fund's transfer agent and dividend disbursing agent and is reimbursed for all expenditures incurred in the discharge of these responsibilities. Reimbursements to Firstar amounted to $378,556 for 2000, $442,020 for 1999, and $436,061 for 1998. Firstar also serves as fund accountant for the Fund.

     Custodial services for the Fund are performed by Firstar Bank, N.A., 615 East Michigan Street, P.O. Box 701, Milwaukee, Wisconsin 53201, pursuant to the terms of a Custodial Agreement reviewed annually by the Board of Directors. As custodian, Firstar Bank, N.A controls all securities and cash for the Fund, receives and pays for securities purchased, delivers against payment for securities sold, receives and collects income from investments, makes all payments for Fund expenses and performs other administrative services, as directed in writing by authorized officers of the Fund. For these services, Firstar Bank, N.A received $105,360 in 2000, $114,021 in 1999 and $104,875 in
1998.

INDEPENDENT ACCOUNTANT

     Ernst & Young, LLP, 1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, Minnesota 55402 is the independent accountant to the Fund, and is subject to annual appointment by the Board of Directors. Ernst & Young, LLP conducts an annual audit of the accounts and records of the Fund, reports on the Fund's annual financial statements and performs tax and accounting advisory services.

 BROKERAGE ALLOCATION AND OTHER PRACTICES

     Subject to policies established by the Board of Directors of the Fund, the investment adviser is responsible for the Fund's portfolio decisions and the placing of orders to effect the Fund's portfolio transactions. With respect to such transactions, the investment adviser seeks to obtain the best net results for the Fund taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While the investment adviser generally seeks reasonably competitive commission rates, the Fund will not necessarily be paying the lowest commission or spread available. The Fund has no obligation to deal with any broker or dealer in the execution of its portfolio transactions. The broker-dealers used by the Fund have no affiliation with the Fund, its investment adviser, or any of their officers or directors.

     Investment decisions for the Fund are made independently from those for the Mairs and Power Balanced Fund, Inc., also managed by Mairs and Power, Inc. When these funds are simultaneously engaged in the purchase or sale of the same securities, the transactions are averaged as to price and allocated as to amount in accordance with a formula deemed equitable to each fund. In some cases this system may adversely affect the price paid or received by the Fund, or the size of the position obtainable for the Fund.

     Decisions with respect to allocations of portfolio brokerage will be made by the investment adviser. Portfolio transactions are normally placed with broker-dealers which provide the Fund's investment adviser with research and statistical assistance. Recognizing the value of these factors, the Fund may pay brokerage commissions in excess of those which another broker might charge for effecting the same transaction, even though the research services furnished by brokers through whom the Fund effects securities transactions may benefit other clients of Mairs and Power, Inc.

     For the year 2000, the Fund paid $405,559 in brokerage fees on purchase and sale of portfolio securities. All of this amount was paid to brokers or dealers who supplied research services to the investment adviser. Total brokerage fees for 1999 and 1998 amounted to $242,150 and $378,256, respectively.

PURCHASING AND REDEEMING SHARES

     The purchase and redemption of the Fund's shares are subject to the procedures described in "Purchasing Shares" and "Redeeming Shares" in the Fund's Prospectus, which is incorporated herein by reference.

TAXATION

     The Fund intends to comply, as it did in 2000, with the special provisions of Subchapter M of the Internal Revenue Code that relieves it from federal income tax on net investment income and capital gains currently distributed to shareholders. The Internal Revenue Code requires all regulated investment companies to pay a nondeductible 4% excise tax if less than 98% of ordinary income and less than 98% of capital gains are paid out to shareholders during the year in which they are earned or realized. The Fund intends to distribute income and capital gains in such a manner as to avoid this excise tax.

PRINCIPAL UNDERWRITER

     The Fund is the sole distributor of its mutual fund shares.

CALCULATION OF PERFORMANCE DATA

     The Fund may publish its total return information from time to time. Quotations of the Fund's average annual total rate of return will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over periods of one, five and ten years. Performance data will reflect the deduction of a proportional share of Fund expenses (on an annual basis), and will assume that all dividends and capital gains distributions are reinvested when paid.

     Performance information reflects only the performance of a hypothetical investment in the Fund during the particular time periods on which the calculations are based. Such information should not be considered as representative of the performance of the Fund in the future.

Performance of the Fund will vary based not only on the current market value of the securities held in its portfolio, but also on changes in its expenses and amount of assets.

FINANCIAL STATEMENTS

     The Fund's financial statements, including a listing of portfolio securities as of December 31, 2000, are included in the Fund's Annual Report to Shareholders for the year ended December 31, 2000 and are incorporated herein by reference. The financial statements have been audited by Ernst & Young LLP, independent auditors, 1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, Minnesota 55402, as set forth in their report appearing in the Annual Report and incorporated herein by reference. Additional copies of the Annual Report may be obtained, without charge, by writing or calling the Fund.

PART C.  OTHER INFORMATION

Item 23. Exhibits

         (a) Amended and Restated Articles of Incorporation, dated April 8, 1991. Incorporated by reference to Registrant's Registration Statement on Form N-1A, No. 2-14290, Post-Effective Amendment No. 53, filed on April 26, 2000.

         (a)(1) Articles of Amendment to Amended and Restated Articles of Incorporation Article VI, dated June 8, 1998. Incorporated by reference to Registrant's Registration Statement on Form N-1A, No. 2-14290, Post-Effective Amendment No. 53, filed on April 26, 2000.

         (b) Amended and Restated By-laws. Incorporated by reference to Registrant's Registration Statement on Form N-1A, No. 2-14290, Post-Effective Amendment No. 53, filed on April 26, 2000.

         (c)      None.

         (d) Agreement for Investment Counsel Service, dated March 21, 1972 as amended by Amendment to Agreement for Investment Counsel Service, dated May 17, 1982. Incorporated by reference to Registrant's Registration Statement on Form N-1A, No. 2-14290, Post-Effective Amendment No. 53, filed on April 26, 2000.

         (e)      None.

         (f)      None.

         (g) Custodian Agreement entered into between the Fund and Firstar Trust Company on April 15, 1996. Incorporated by reference to Registrant's Registration Statement on Form N-1A, No. 2-14290, Post-Effective Amendment No. 53, filed on April 26, 2000.

         (h)      None.

         (i)      None.

         (j)      Consent of Independent Auditors, filed herewith.

         (k)      None.

         (l)      None.

         (m)      None.

         (n)      None.

         (o) Mairs and Power, Inc. Prototype Self-Employed Money Purchase and Pension Plan, Trust, Summary Plan Description, Adoption Agreements Nos. 001 and 002, and Custody Agreement. Incorporated by reference to registrant's Registration Statement on Form N-1A, No. 2-14290, Post-Effective Amendment No. 43, filed on April 7, 1993.

         (p) Code of Ethics. Mairs and Power Growth Fund, Inc. Code of Ethics dated 4/14/00. Incorporated by reference to Registrant's Registration Statement on Form N-1A, No. 2-14290, Post-Effective Amendment No. 53, filed on April 26, 2000.


Item     24. Persons Controlled By or Under Common Control with Registrant

           Inapplicable

Item     25. Indemnification

         The Fund's Amended and Restated Articles of Incorporation state that a director of the corporation shall have no personal liability to the corporation or its shareholders for monetary damages for breach of fiduciary duty as a director to the full extent such immunity is permitted from time to time under the Minnesota Business Corporation Act, as now enacted or hereafter amended, except as prohibited by the Investment Company Act of 1940, as amended.

         Section 302A.521 of the Minnesota Business Corporation Act provides that a Minnesota corporation shall indemnify any director, officer, or employee of the corporation made or threatened to be made a party to a proceeding, by reason of the former or present official capacity of the person, against judgments, penalties, fines, settlements and reasonable expenses incurred by the person in connection with the proceeding, provided that certain statutory standards are met. "Proceeding" means a threatened, pending or completed civil, criminal, administrative, arbitration or investigative proceeding, including one by or in the right of the corporation. Indemnification is required under Section 302A.521 only if the person (i) has not been indemnified by any other organization with respect to the same acts or omissions, (ii) acted in good faith, (iii) received no improper personal benefit, (iv) in the case of a criminal proceeding, had no reasonable cause to believe the conduct was unlawful, and (v) reasonably believed that the conduct was in the best interest of the corporation.

Item 26. Business and Other Connections of Investment Adviser

         Inapplicable

Item 27. Principal Underwriters

         Inapplicable

Item 28. Location of Accounts and Records

           Custodian:                                Firstar Bank, N.A.
                                                     615 East Michigan Street
                                                     P. O. Box 701
                                                     Milwaukee, Wisconsin 53201-0701

           Transfer Agent: Overnight Deliveries      Firstar Mutual Fund Services, LLC
                                                     3rd Floor, 615 East Michigan Street
                                                     Milwaukee, Wisconsin 53202

           Transfer Agent: Mailing Address           Firstar Mutual Fund Services, LLC
                                                     615 East Michigan Street
                                                     P. O. Box 701
                                                     Milwaukee, Wisconsin 53201-0701

           Investment Adviser:                       Mairs and Power, Inc.
                                                     W-1420 First National Bank Building
                                                     332 Minnesota Street
                                                     Saint Paul, Minnesota 55101



Item 29. Management Services

         Inapplicable


Item 30. Undertakings

         Inapplicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of the registration statement under Rule 485 (b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Paul, and State of Minnesota on the 26th day of April, 2001.

                               MAIRS AND POWER GROWTH FUND, INC.


                               -------------------------------------------------
                               George A. Mairs, III, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ George A. Mairs, III
------------------------   President and Director
George A. Mairs, III       (Principal Executive Officer)          April 26, 2001

/s/ William B. Frels
------------------------   Secretary and Director
William B. Frels           (Principal Financial and Accounting
                           Officer)                               April 26, 2001
/s/ Peter G. Robb
------------------------
Peter G. Robb              Vice President and Director            April 26, 2001

/s/ Nobert J. Conzemius
------------------------
Norbert J. Conzemius       Director                               April 26, 2001

/s/ Charlton Dietz
------------------------
Charlton Dietz             Director                               April 26, 2001

/s/ Donald E. Garretson
------------------------
Donald E. Garretson        Director                               April 26, 2001

/s/ J. Thomas Simonet
------------------------
J. Thomas Simonet          Director                               April 26, 2001

                                  EXHIBIT INDEX

Item      Description
----      -----------

(a)       Not filed herewith.

(a)(1)    Not filed herewith.

(b)       Not filed herewith.

(c)       Not filed herewith.

(d)       Not filed herewith.

(e)       Not filed herewith.

(f)       Not filed herewith.

(g)       Not filed herewith.

(h)       Not filed herewith.

(i)       Not filed herewith.

(j)       Consent of Independent Auditors.

(k)       Not filed herewith.

(l)       Not filed herewith.

(m)       Not filed herewith.

(n)       Not filed herewith.

(o)       Not filed herewith.

(p)       Not filed herewith.